UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2013

Date of Reporting Period: 09/30/2013

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 09/30/2013

		Yield to	Amortized
Principal	Maturity	Maturity	Cost
Amount	Date	(Note 1 (b))	(Note 1 (a))
-----------	------------	--------------------	------------
COMMERCIAL PAPER --- 60.20%
$ 300,000 JP Morgan Chase & Co.	10/01/2013	0.22%	300,000
1,599,000 National Australia Funding (Delaware)
Inc.	10/01/2013	0.17%	1,599,000
500,000 BASF SE	10/02/2013	0.18%	499,997
1,020,000 Rockwell Automation, Inc.	10/02/2013	0.10%	1,019,997
2,250,000 Wisconsin Gas Company	10/02/2013	0.15%	2,249,991
2,000,000 Southern Company Funding Corporation	10/03/2013	0.17%	1,999,981
750,000 Southern Company Funding Corporation	10/03/2013	0.17%	749,993
2,250,000 UnitedHealth Group Incorporated	10/04/2013	0.12%	2,249,978
931,000 UnitedHealth Group Incorporated	10/04/2013	0.12%	930,991
2,095,000 Rockwell Automation, Inc.	10/07/2013	0.12%	2,094,958
300,000 Southern Company Funding Corporation	10/08/2013	0.17%	299,990
250,000 Southern Company Funding Corporation	10/09/2013	0.20%	249,989
3,000,000 Brown-Forman Corporation	10/15/2013	0.13%	2,999,848
425,000 ConocoPhillips Qatar Funding Ltd.	10/18/2013	0.11%	424,978
386,000 John Deere Financial Limited	10/18/2013	0.12%	385,978
1,000,000 Prudential Financial, Inc.	10/18/2013	0.23%	999,891
1,932,000 Nordea Bank AB	10/21/2013	0.17%	1,931,817
250,000 Commonwealth Bank of Australia	10/22/2013	0.20%	249,971
250,000 ConocoPhillips Qatar Funding Ltd.	10/25/2013	0.08%	249,987
494,000 General Electric Capital Corporation	10/30/2013	0.20%	493,920
750,000 Nordea Bank AB	11/01/2013	0.18%	749,884
2,003,000 Philip Morris International Inc.	11/01/2013	0.08%	2,002,862
250,000 ANZ New Zealand (Int'l.) Limited	11/06/2013	0.19%	249,952
1,289,000 Toyota Motor Credit Corporation	11/06/2013	0.15%	1,288,807
330,000 Reckitt Benckiser Treasury Services plc	11/08/2013	0.12%	329,958
550,000 Prudential Financial, Inc.	11/15/2013	0.23%	549,842
800,000 BMW US Capital, LLC	11/20/2013	0.12%	799,867
175,000 Toyota Motor Credit Corporation	11/20/2013	0.19%	174,954
1,350,000 Prudential plc	11/22/2013	0.14%	1,349,727
1,200,000 Westpac Securities NZ Limited	11/27/2013	0.19%	1,199,639
430,000 Swedbank	12/04/2013	0.16%	429,878
1,001,000 Coca-Cola Company (The)	12/05/2013	0.16%	1,000,711
1,250,000 JPMorgan Chase & Co.	12/05/2013	0.22%	1,249,503
1,101,000 Swedbank	12/05/2013	0.20%	1,100,612
1,143,000 Swedbank	12/05/2013	0.20%	1,142,597
250,000 Coca-Cola Company (The)	12/17/2013	0.18%	249,904
955,000 Coca-Cola Company (The)	12/18/2013	0.16%	954,669
725,000 BASF SE	12/20/2013	0.20%	724,678
275,000 BASF SE	12/20/2013	0.22%	274,865
1,001,000 Toyota Motor Credit Corporation	12/30/2013	0.15%	1,000,625
1,000,000 Prudential plc	01/13/2014	0.25%	999,278
895,000 Prudential plc	01/13/2014	0.26%	894,328
			-----------
TOTAL COMMERCIAL PAPER			40,698,395
			-----------
CORPORATE NOTES --- 19.65%
1,625,000 American Honda Finance
Corporation, 6.70%	10/01/2013	0.25%	1,625,000
2,000,000 eBay Inc., 0.875%	10/15/2013	0.25%	2,000,477
2,600,000 International Business Machines, 6.50%	10/15/2013	0.18%	2,606,309
350,000 Coca Cola Company (The), 0.75%	11/15/2013	0.17%	350,247
2,000,000 Walt Disney Company (The), 4.50%	12/15/2013	0.32%	2,017,019
1,000,000 Bank of Nova Scotia (The), 2.375%	12/17/2013	0.20%	1,004,520
2,128,000 Caterpillar Financial
Services Corporation, 6.125%	02/17/2014	0.21%	2,175,093
1,500,000 John Deere Capital Corporation, 1.60%	03/03/2014	0.22%	1,508,721
			-----------
TOTAL CORPORATE NOTES			13,287,386
			-----------
U.S. GOVERNMENT AGENCY SECURITIES --- 14.42%
120,000 Federal Home Loan Banks	10/03/2013	0.03%	120,000
425,000 Federal Home Loan Banks	10/24/2013	0.04%	424,989
600,000 Federal Home Loan Banks	10/30/2013	0.05%	599,976

$ 125,000 Freddie Mac	10/31/2013	0.05%	$ 124,995
145,000 Federal Home Loan Banks	11/08/2013	0.07%	144,989
100,000 Freddie Mac	11/12/2013	0.05%	99,994
500,000 Federal Home Loan Banks	11/13/2013	0.05%	499,970
4,000 Freddie Mac, 4.875%	11/15/2013	0.41%	4,022
3,000,000 Freddie Mac Floating Rate Note, 0.38%(a)	11/18/2013	0.38%	3,001,299
150,000 Federal Home Loan Banks	11/22/2013	0.07%	149,985
100,000 Fannie Mae	11/27/2013	0.05%	99,992
963,000 Freddie Mac	12/02/2013	0.05%	962,917
100,000 Federal Home Loan Banks	12/04/2013	0.05%	99,992
2,270,000 Federal Home Loan Banks	12/06/2013	0.04%	2,269,834
1,143,000 Fannie Mae Floating Rate Note, 0.23%(a)	03/04/2014	0.23%	1,143,106
			-----------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES			9,746,060
			-----------

U.S. GOVERNMENT SECURITIES --- 14.47%
5,000,000 U.S. Treasury Note, 4.25%	11/15/2013	0.08%	5,025,553
1,250,000 U.S. Treasury Note, 0.50%	11/15/2013	0.10%	1,250,615
1,500,000 U.S. Treasury Note, 2.00%	11/30/2013	0.06%	1,504,756
2,000,000 U.S. Treasury Note, 0.75%	12/15/2013	0.10%	2,002,674
			-----------
TOTAL U.S. GOVERNMENT
SECURITIES			9,783,598
			-----------
TOTAL SECURITY HOLDINGS - 108.74%			73,515,439
			-----------
LIABILITIES, NET OF OTHER ASSETS - (8.74%)			(5,908,909)
			-----------
TOTAL NET ASSETS
(base of percentages disclosed above) - 100.00%			$67,606,530
			-----------
			-----------

% OF NET ASSETS

(a) Variable rate security - interest rate subject to periodic change

As of September 30, 2013, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
None	$ --
Level 2 -
Commercial Paper	40,698,395
Corporate Notes	13,287,386

U.S. Government Agency Securities	9,746,060
U.S. Government Securities	9,783,598
Level 3 -
None	--
-----------
Total	$73,515,439
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 11/20/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 11/20/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/20/2013